Contingencies (Details) $ in Millions		12 Months Ended
	Apr. 21, 2017 USD ($) item	Dec. 31, 2017 item
Contingencies
Damages awarded to plaintiff | $	$ 50
Number of asserted patent infringements awarded	1
Number of alleged patent infringements asserted		2